AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 94.1%
Communication Services - 12.1%
Bilibili, Inc., ADR (China)*,1	2,500	$58,550
GrameenPhone, Ltd. (Bangladesh)	10,000	28,094
HUYA, Inc., ADR (China)*	5,000	84,750
KINX, Inc. (South Korea)	2,500	105,726
Media Nusantara Citra (Indonesia)	1,025,000	56,632
Megacable Holdings SAB de CV (Mexico)	10,000	27,244
Plan B Media PCL (Thailand)	324,900	28,844
Plan B Media PCL, Class F (Thailand)	150,100	13,326
PVR, Ltd. (India)	600	9,382
TIME dotCom Bhd (Malaysia)	45,000	95,798

Total Communication Services		508,346
Consumer Discretionary - 10.5%
Arezzo Industria e Comercio, S.A. (Brazil)	3,000	21,611
Cogna Educacao (Brazil)	33,500	26,433
Fu Shou Yuan International Group, Ltd. (China)	100,000	87,405
Lemon Tree Hotels, Ltd. (India)*,2	30,000	8,724
momo.com, Inc. (Taiwan)	10,000	126,609
OPAP, S.A. (Greece)	5,000	37,671
Poya International Co., Ltd. (Taiwan)	6,000	84,961
Varroc Engineering, Ltd. (India)[2]	8,000	13,527
Xinyi Glass Holdings, Ltd. (Hong Kong)	30,000	34,256

Total Consumer Discretionary		441,197
Consumer Staples - 9.9%
Alicorp SAA (Peru)	23,000	49,257
Cia Cervecerias Unidas, S.A. (Chile)	7,000	48,009
Dis-Chem Pharmacies, Ltd. (South Africa)[2]	45,000	66,674
Juhayna Food Industries (Egypt)	150,000	57,251
Laobaixing Pharmacy Chain JSC, Class A (China)	10,037	109,430
Puregold Price Club, Inc. (Philippines)	120,000	85,746

Total Consumer Staples		416,367
Energy - 0.9%
Aegis Logistics, Ltd. (India)	20,000	36,590
Financials - 6.2%
Bangkok Commercial Asset Management PCL (Thailand)*	120,000	72,486
Bank Tabungan Negara Persero Tbk PT (Indonesia)	630,000	32,218
City Union Bank, Ltd. (India)	29,000	49,496
MCB Bank, Ltd. (Pakistan)	20,000	17,802
Regional SAB de CV (Mexico)	7,000	18,413
Sampath Bank PLC (Sri Lanka)	40,000	25,152
	Shares	Value

Security Bank Corp. (Philippines)	12,000	$25,189
Transaction Capital, Ltd. (South Africa)	30,000	20,400

Total Financials		261,156
Health Care - 5.5%
Cleopatra Hospital (Egypt)*	220,000	64,295
New Frontier Health Corp. (Hong Kong)*,1	10,000	82,500
Odontoprev, S.A. (Brazil)	30,000	82,562

Total Health Care		229,357
Industrials - 14.6%
AKR Corporindo Tbk PT (Indonesia)	625,000	75,383
A-Living Services Co., Ltd., Class H (China)[2]	17,000	81,529
BEST, Inc., ADR (China)*,1	16,000	85,600
China Conch Venture Holdings, Ltd. (China)	15,000	66,525
China Index Holdings, Ltd., ADR (China)*	18,000	24,300
Container Corp. Of India Ltd. (India)	17,000	74,360
NICE Information Service Co., Ltd. (South Korea)	6,500	70,038
Prosegur Cia de Seguridad, S.A. (Spain)	7,000	17,482
Rumo, S.A. (Brazil)*	12,000	45,449
TCI Express, Ltd. (India)	6,000	43,352
Voltronic Power Technology Corp. (Taiwan)	1,500	31,173

Total Industrials		615,191
Information Technology - 26.7%
Accton Technology Corp. (Taiwan)	16,000	85,609
Alchip Technologies, Ltd. (Taiwan)	11,000	71,025
Beijing Sinnet Technology Co., Ltd., Class A (China)	20,000	66,427
Chinasoft International, Ltd. (China)	160,000	82,550
Chroma ATE, Inc. (Taiwan)	15,000	61,146
Douzone Bizon Co., Ltd. (South Korea)	1,500	98,988
Elite Material Co., Ltd. (Taiwan)	20,000	69,554
Ennoconn Corp. (Taiwan)	11,000	54,425
King Slide Works Co., Ltd. (Taiwan)	6,000	57,683
Kingsoft Corp., Ltd. (China)*	27,000	86,789
Koh Young Technology, Inc. (South Korea)	900	57,015
Linx, S.A. (Brazil)	20,000	65,318
Sinbon Electronics Co., Ltd. (Taiwan)	15,000	61,749
Venustech Group, Inc., Class A (China)	8,000	41,359
Webcash Corp. (South Korea)	2,900	91,300
WONIK IPS Co., Ltd. (South Korea)*	3,500	70,481

Total Information Technology		1,121,418
Materials - 4.9%
Duratex, S.A. (Brazil)	28,000	49,953
Egypt Kuwait Holding Co., S.A.E. (Egypt)	70,000	65,455

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.9% (continued)
Hansol Chemical Co., Ltd. (South Korea)	1,400	$90,488

Total Materials		205,896
Real Estate - 2.8%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	45,000	52,052
The Phoenix Mills, Ltd. (India)	3,000	22,615
Prologis Property Mexico S.A. de CV (Mexico)	30,161	45,275

Total Real Estate		119,942

Total Common Stocks (Cost $4,494,691)		3,955,460
Preferred Stocks - 1.0%
Financials - 1.0%
Banco ABC Brasil, S.A., Preference (Brazil)	8,000	20,538
Banco Davivienda, S.A., Preference (Colombia)	3,000	22,600

Total Financials		43,138

Total Preferred Stocks (Cost $64,778)		43,138
Participation Notes - 1.3%
Consumer Staples - 1.3%
Masan Group Corp., 12/07/20 (JP Morgan) (Netherlands)	25,000	51,663

Total Participation Notes (Cost $62,893)		51,663

	Principal Amount	Value
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 1.4%[3]
Citibank N.A., dated 03/31/20, due 04/01/20, 0.010% total to be received $61,833 (collateralized by various U.S. Treasuries, 0.125% - 6.500%, 07/31/20 - 11/15/49, totaling $63,070)	$61,833	$61,833

	Shares
Other Investment Companies - 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[4]	19,102	19,102
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[4]	19,102	19,102
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[4]	19,681	19,681

Total Other Investment Companies		57,885

Total Short-Term Investments (Cost $119,718)		119,718
Total Investments - 99.2% (Cost $4,742,080)		4,169,979
Other Assets, less Liabilities - 0.8%		32,690
Net Assets - 100.0%		$4,202,669

*	Non-income producing security.
[1]	Some of these securities, amounting to $146,462 or 3.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $170,454 or 4.1% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$65,318	$1,056,100	—	$1,121,418
Industrials	198,701	416,490	—	615,191
Communication Services	198,638	309,708	—	508,346
Consumer Discretionary	56,768	384,429	—	441,197
Consumer Staples	163,940	252,427	—	416,367
Financials	43,565	217,591	—	261,156
Health Care	229,357	—	—	229,357
Materials	49,953	155,943	—	205,896
Real Estate	119,942	—	—	119,942
Energy	—	36,590	—	36,590
Preferred Stocks
Financials	43,138	—	—	43,138
Participation Notes
Consumer Staples	—	51,663	—	51,663
Short-Term Investments
Joint Repurchase Agreements	—	61,833	—	61,833
Other Investment Companies	57,885	—	—	57,885
Total Investments in Securities	$1,227,205	$2,942,774	—	$4,169,979

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
Bangladesh	0.7
Brazil	7.7
Chile	1.2
China	21.6
Colombia	0.6
Egypt	4.6
Greece	0.9
Hong Kong	2.9
India	6.4
Indonesia	4.1
Malaysia	2.4
Mexico	3.5
Netherlands	1.3
Pakistan	0.4
Peru	1.2
Philippines	2.7
South Africa	2.2
South Korea	14.4
Spain	0.4
Sri Lanka	0.6
Taiwan	17.4
Thailand	2.8
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$146,462	$61,833	$82,662	$144,495
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-3.125%	01/15/21-08/15/44
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.